Commitments, Contingencies and Off-Balance Sheet Arrangements	3 Months Ended	12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020
Commitments, Contingencies and Off-Balance Sheet Arrangements
COMMITMENTS, CONTINGENCIES AND OFF-BALANCE-SHEET ARRANGEMENTS

Note 9.Commitments, Contingencies and Off-Balance-Sheet Arrangements

Lease Commitments – The Company finances its use of certain facilities and equipment under committed lease arrangements provided by various institutions. Since the terms of these arrangements meet the accounting definition of operating lease arrangements, the aggregate sum of future minimum lease payments is not reflected on the condensed consolidated balance sheets. At April 30, 2020, future minimum lease payments under these arrangements approximated $75.0, of which $25.0 is related to long-term real estate leases.

Litigation – The Company is a defendant in various legal actions arising in the normal course of business, the outcomes of which, in the opinion of management, neither individually nor in the aggregate are likely to result in a material adverse effect on the Company’s condensed consolidated financial statements.

During the year ended January 31, 2020 (“Fiscal 2019”), the Company discovered a credit card theft by third parties of approximately $2.6 (which is included in Fiscal 2019 Cost of Sales) and promptly reported the theft to its insurers and law enforcement. The Company has also filed suit against several third parties to recover damages related to the theft. While the Company cannot reasonably determine the outcome of any related litigation at this time, it believes its insurance coverage will be available for recovery of some or all of this loss after the appropriate legal proceedings have concluded.

Indemnities, Commitments and Guarantees – During its normal course of business, the Company has made certain indemnities, commitments and guarantees under which it may be required to make payments in relation to certain transactions. These indemnities include indemnities to various lessors in connection with facility leases for certain claims arising from such facility or lease and indemnities to other parties to certain acquisition agreements. The duration of these indemnities, commitments and guarantees varies, and in certain cases, is indefinite. Many of these indemnities, commitments and guarantees provide for limitations on the maximum potential future payments the Company could be obligated to make. However, the Company is unable to estimate the maximum amount of liability related to its indemnities, commitments and guarantees because such liabilities are contingent upon the occurrence of events that are not reasonably determinable. Management believes that any liability for these indemnities, commitments and guarantees would not be material to the accompanying condensed consolidated financial statements. Accordingly, no significant amounts have been accrued for indemnities, commitments and guarantees.

8. COMMITMENTS, CONTINGENCIES AND OFF‑BALANCE‑SHEET ARRANGEMENTS

Lease Commitments—The Company finances its use of certain facilities and equipment under committed lease arrangements provided by various institutions. Since the terms of these arrangements meet the accounting definition of operating lease arrangements, the aggregate sum of future minimum lease payments is not reflected on the consolidated balance sheets. At January 31, 2020, future minimum lease payments under these arrangements approximated $72.2,  of which $24.7 is related to long‑term real estate leases.

Rent expense for the years ended January 31, 2020, 2019 and 2018 was $44.3,  $29.5 and $19.7, respectively. Future payments under operating leases with terms greater than one year as of January 31, 2020 are as follows:

Year Ending January 31,
2021	$27.4
2022	17.0
2023	10.2
2024	8.6
2025	6.6
Thereafter	2.4
Total	$72.2

Litigation—The Company is a defendant in various legal actions arising in the normal course of business, the outcomes of which, in the opinion of management, neither individually nor in the aggregate are likely to result in a material adverse effect on the Company’s consolidated financial statements.

During Fiscal 2019, the Company discovered a credit card theft by third parties of approximately $2.6 (which is included in Fiscal 2019 Cost of Sales) and promptly reported the theft to its insurers and law enforcement. The Company has also filed suit against several third parties to recover damages related to the theft. While the Company cannot reasonably determine the outcome of any related litigation at this time, it believes its insurance coverage will be available for recovery of some or all of this loss after the appropriate legal proceedings have concluded.

Indemnities, Commitments and Guarantees—During its normal course of business, the Company has made certain indemnities, commitments and guarantees under which it may be required to make payments in relation to certain transactions. These indemnities include indemnities to various lessors in connection with facility leases for certain claims arising from such facility or lease and indemnities to other parties to certain acquisition agreements. The duration of these indemnities, commitments and guarantees varies, and in certain cases, is indefinite. Many of these indemnities, commitments and guarantees provide for limitations on the maximum potential future payments the Company could be obligated to make. However, the Company is unable to estimate the maximum amount of liability related to its indemnities, commitments and guarantees because such liabilities are contingent upon the occurrence of events that are not reasonably determinable. Management believes that any liability for these indemnities, commitments and guarantees would not be material to the accompanying consolidated financial statements. Accordingly, no significant amounts have been accrued for indemnities, commitments and guarantees.

The Company has employment agreements with certain key members of management expiring on various dates. The Company’s employment agreements generally provide for certain protections in the event of a change of control. These protections generally include the payment of severance and related benefits under certain circumstances in the event of a change of control.